Revenue from sales and energy purchases (Details 1) MWh in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 ARS ($) MWh	Dec. 31, 2024 ARS ($) MWh	Dec. 31, 2023 ARS ($) MWh
IfrsStatementLineItems [Line Items]
Total - Revenue	$ 2,990,891	$ 2,687,708	$ 2,008,401
Small Demand Tariff [Member]
IfrsStatementLineItems [Line Items]
Sale of energy | MWh	13,270	13,086	13,589
Total - Revenue	$ 1,947,453	$ 1,647,931	$ 1,195,955
Medium Demand Segment [Member]
IfrsStatementLineItems [Line Items]
Sale of energy | MWh	1,527	1,515	1,552
Total - Revenue	$ 360,815	$ 340,590	$ 225,269
Large Demand Segment [Member]
IfrsStatementLineItems [Line Items]
Sale of energy | MWh	3,409	3,503	3,680
Total - Revenue	$ 598,073	$ 603,348	$ 501,140
Other Demand Segment [Member]
IfrsStatementLineItems [Line Items]
Sale of energy | MWh	4,745	4,622	4,721
Total - Revenue	$ 69,768	$ 85,442	$ 76,435
Subtotal Sales Of Electricity [Member]
IfrsStatementLineItems [Line Items]
Sale of energy | MWh	22,951	22,726	23,542
Total - Revenue	$ 2,976,109	$ 2,677,311	$ 1,998,799
Right Of Use Of Poles [Member]
IfrsStatementLineItems [Line Items]
Total - Revenue	12,242	8,175	8,405
Connection And Reconnection Charges [Member]
IfrsStatementLineItems [Line Items]
Total - Revenue	2,540	2,222	1,197
Subtotal Other Eervices [Member]
IfrsStatementLineItems [Line Items]
Total - Revenue	$ 14,782	$ 10,397	$ 9,602
Energy Purchase [Member]
IfrsStatementLineItems [Line Items]
Energy purchases | MWh	27,256	26,827	27,676
Energy purchases	$ (1,737,628)	$ (1,534,378)	$ (1,314,715)